LINE OF CREDIT (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Mar. 12, 2025	May 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
DebtDisclosureLineItem [Line Items]
Proceeds from lines of credit			$ 50,450	$ 162,500	$ 165,500
Cash			31,183		45,579	84,004
Inventories			55,564		$ 74,488	$ 77,124
Creative Motion Technology, LLC [Member]
DebtDisclosureLineItem [Line Items]
Maximum borrowing capacity		$ 170,000
Documentation fee paid		$ 450
Increase (decrease) in line of credit	$ 200,000
Proceeds from lines of credit			$ 215,950
Line of credit, interest rate			2.50%
Cash			$ 22,590
Trade accounts receivable			89,478
Inventories			$ 35,815